LEASE OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2021
SUMMARY OF LEASE OBLIGATIONS
	2021	2020
	$	$
Total discounted lease obligations	445	830
Less: current portion of lease obligations	(212)	(405)
Non-current of lease obligations	233	425

SCHEDULE OF THE LEASE PAYMENTS
	2021	2020
	$	$
Within 1 year	234	448
Between 1 and 5 years	243	455
Total undiscounted lease obligations	477	903